Expense Example, No Redemption	Jun. 30, 2026 USD ($)
U.S. Diversified Real Estate ETF | U.S. Diversified Real Estate ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 54
Expense Example, No Redemption, 3 Years	170
Expense Example, No Redemption, 5 Years	296
Expense Example, No Redemption, 10 Years	665
The Frontier Economic Fund | The Frontier Economic Fund Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	64
Expense Example, No Redemption, 5 Years	113
Expense Example, No Redemption, 10 Years	$ 255